Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2022
Financing Income (Expenses), Net [Abstract]
Schedule of components of the financing expenses
	Year ended December 31,
	2022	2021	2020
Adjustment to liability in respect of government grants (1)	(86)	(31)	(56)
Interest in respect of shareholders loans (2)	-	-	(28)
Issuance costs allocated to warrant liability (3)	(723)	-	-
Interest in respect of leasing liability (4)	(43)	(61)	(33)
Exchange rate differentials, bank commissions and miscellaneous	-	(136)	-
Total	(852)	(228)	(117)

(1)	See Note 10 above.

(2)	In January 2020, the Company signed a loan agreement with various shareholders whereby they would grant a loan to the Company in an aggregate amount of NIS 682, at annual interest of between 4.67% - 6%, for a period of 45 days. In June 2020, the Company repaid the loans, plus interest that was added from the date of receipt of the loans. Accordingly, during the year ended December 31, 2020, the Company recorded interest expenses in an amount of NIS 28.

(3)	See Note 12C8 below.

(4)	See Note 8 above.

Schedule of components of the financing income
	Year ended December 31,
	2022	2021	2020
Revaluation of liability in respect of a price protection mechanism (1)(2)	-	-	667
Revaluation of liability in respect of a Bridge Investment (3)	-	-	3,240
Revaluation of derivative warrant liability (See Note 12C8)	2,954	-	-
Exchange differences	2,060	-	-
Interest in respect of bank deposits	85	3	-
Total	5,099	3	3,907

(1)	See Note 12C2 above.

(2)	Further to the information presented in Note 12C2 above, the Company undertook toward the Service Provider that in the event that the shares of the Company are not listed for trade on the Tel Aviv Stock Exchange after the passage of a period of 18 months following the signing of the agreement nor are they traded at that time on that exchange, the Service Provider will be permitted to notify the Company in writing that the Company will have to pay him an amount equal to NIS 2,475 in lieu of the shares to be held by him, within 90 days following such notification or, alternatively, to find a buyer for the shares of the Company held by the service provider pursuant to the terms of the agreement (a “Liability in respect of a price protection mechanism”). Taking into consideration the date of realization of the Liability in respect of a price protection mechanism, the liability in respect thereof was classified as a financial liability measured at fair value through profit and loss pursuant to the provisions of IFRS 9, Financial Instruments.

(3)	During the years 2017 - 2020, the Company entered into bridge investment agreements with several current and new investors, under which the Company raised an amount of US$4,314 (NIS 15,443) (the “Bridge Investments”). The Bridge Investments were non-interest bearing and it was determined that Bridge Investments would be settled by way of conversion into shares of the Company pursuant to conversion scenarios, as defined in the Bridge Investment agreements.